Fair Value Measurements (Details) - Schedule of changes in the fair value of warrant liabilities	9 Months Ended
Sep. 30, 2021 USD ($)
Private Placement [Member]
Fair Value Measurements (Details) - Schedule of changes in the fair value of warrant liabilities [Line Items]
Fair value
Initial measurement on January 19, 2021	3,272,500
Transfers To Level1	0
Change in valuation inputs or other assumptions	(385,000)
Fair value	2,887,500
Public [Member]
Fair Value Measurements (Details) - Schedule of changes in the fair value of warrant liabilities [Line Items]
Fair value
Initial measurement on January 19, 2021	11,902,500
Transfers To Level1	(9,004,500)
Change in valuation inputs or other assumptions	(2,898,000)
Fair value	0
Warrant Liabilities [Member]
Fair Value Measurements (Details) - Schedule of changes in the fair value of warrant liabilities [Line Items]
Fair value
Initial measurement on January 19, 2021	15,175,000
Transfers To Level1	(9,004,500)
Change in valuation inputs or other assumptions	(3,283,000)
Fair value	$ 2,887,500